Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.34950%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,690,928.90

Principal:
Principal Collections	$21,659,494.47
Prepayments in Full	$11,838,696.53
Liquidation Proceeds	$514,209.06
Recoveries	$73,499.01
Sub Total	$34,085,899.07
Collections	$35,776,827.97

Purchase Amounts:
Purchase Amounts Related to Principal	$152,764.25
Purchase Amounts Related to Interest	$464.61
Sub Total	$153,228.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,930,056.83

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,930,056.83
Servicing Fee	$666,447.16	$666,447.16	$0.00	$0.00	$35,263,609.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,263,609.67
Interest - Class A-2a Notes	$104,700.14	$104,700.14	$0.00	$0.00	$35,158,909.53
Interest - Class A-2b Notes	$170,599.15	$170,599.15	$0.00	$0.00	$34,988,310.38
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$34,462,016.21
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$34,301,866.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,301,866.29
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$34,231,937.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,231,937.54
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$34,181,415.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,181,415.37
Regular Principal Payment	$31,677,086.29	$31,677,086.29	$0.00	$0.00	$2,504,329.08
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,504,329.08
Residual Released to Depositor	$0.00	$2,504,329.08	$0.00	$0.00	$0.00
Total		$35,930,056.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,677,086.29
Total					$31,677,086.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,838,543.14	$67.95	$104,700.14	$0.45	$15,943,243.28	$68.40
Class A-2b Notes	$15,838,543.15	$67.95	$170,599.15	$0.73	$16,009,142.30	$68.68
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$31,677,086.29	$24.35	$1,082,194.30	$0.83	$32,759,280.59	$25.18

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$84,322,256.43	0.3617428	$68,483,713.29	0.2937954
Class A-2b Notes	$84,322,256.44	0.3617428	$68,483,713.29	0.2937954
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$710,164,512.87	0.5458102	$678,487,426.58	0.5214641

Pool Information
Weighted Average APR	2.507%	2.499%
Weighted Average Remaining Term	42.41	41.57
Number of Receivables Outstanding	40,933	40,069
Pool Balance	$799,736,593.27	$764,910,616.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$741,131,189.36	$708,931,713.42
Pool Factor	0.5670409	0.5423481

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$55,978,902.96
Targeted Overcollateralization Amount	$86,423,189.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,423,189.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$660,812.58
(Recoveries)		69	$73,499.01
Net Loss for Current Collection Period			$587,313.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8813%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3977%
Second Prior Collection Period			0.5276%
Prior Collection Period			0.7056%
Current Collection Period			0.9009%
Four Month Average (Current and Prior Three Collection Periods)			0.6329%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1541	$6,304,466.80
(Cumulative Recoveries)			$819,723.97
Cumulative Net Loss for All Collection Periods			$5,484,742.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3889%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,091.15
Average Net Loss for Receivables that have experienced a Realized Loss			$3,559.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	405	$8,895,642.01
61-90 Days Delinquent	0.10%	31	$781,141.46
91-120 Days Delinquent	0.04%	11	$278,843.24
Over 120 Days Delinquent	0.06%	18	$428,540.08
Total Delinquent Receivables	1.36%	465	$10,384,166.79

Repossession Inventory:
Repossessed in the Current Collection Period		34	$835,345.99
Total Repossessed Inventory		48	$1,183,581.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1463%
Prior Collection Period			0.1759%
Current Collection Period			0.1497%
Three Month Average			0.1573%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1946%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer